Cognios Capital, LLC

Cognios Large Cap Value Fund
Investor Class Shares (Ticker Symbol: COGLX)
Institutional Class Shares (Ticker Symbol: COGVX)

Cognios Large Cap Growth Fund
Investor Class Shares (Ticker Symbol: COGGX)
Institutional Class Shares (Ticker Symbol: COGEX)

 series of
M3Sixty Funds Trust

PROSPECTUS October 3, 2016

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

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SUMMARY OF COGNIOS LARGE CAP VALUE FUND

Investment Objective.  The Cognios Large Cap Value Fund (the “Value Fund”) seeks long-term growth of capital.

Fees and Expenses of the Value Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund.

Shareholder Fees (fees paid directly from your investment)

	Investor Class shares	Institutional Class shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class shares	Institutional Class shares
Management Fees	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.46%	0.46%
Total Annual Fund Operating Expenses	1.36%	1.11%
Fee Waivers and Expense Reimbursement[1]	0.26%	0.26%
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	1.10%	0.85%

[1]
Cognios Capital, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Value Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Value Fund, if necessary, in an amount that limits the Value Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than 0.85% through at least October 31, 2018. Subject to approval by the Value Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Value Fund within the three fiscal years following the year in which such waiver occurred, if the Value Fund is able to make the payment without exceeding the expense limitation in place at the time of the waiver.  The current contractual agreement cannot be terminated prior to at least one year after the effective date of the Registration Statement without the Board of Trustees’ approval.

Example.  This Example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The expense example also assumes that your investment has a 5% return each year and the Value Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until October 31, 2018.  Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Period Invested	1 Year	3 Years
Investor Class shares	$112	$378
Institutional Class shares	$87	$300

Portfolio Turnover.  The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Value Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Value Fund’s performance.

Principal Investment Strategy of the Value Fund.  The Value Fund’s principal investment objective is long-term growth of capital.  The Value Fund seeks to achieve its investment objective by purchasing equity securities of U.S. companies that the Adviser believes are undervalued and likely to appreciate.  The Value Fund generally seeks to purchase large capitalization U.S. equity common stocks of companies that are constituents of the S&P 500® Index.  It may invest across different industries and sectors. Under normal circumstances, the Value Fund invests at least 80% of its assets in securities of large capitalization companies as defined by the S&P 500 Index.  As of August 31, 2016, the market capitalization range of the S&P 500 Index was $2.5 billion to $581 billion.  It may also invest up to 20% in issuers of any size.

The Adviser selects securities for purchase using its proprietary ROTA/ROME® investment selection and portfolio construction methodology. ROTA/ROME®  focuses on a company's Return on Tangible Assets ("ROTA") and Return on Market Value of Equity ("ROME") in order to identify companies whose per share intrinsic value has diverged significantly from the current market price of its stock.

ROTA, or Return on Tangible Assets, measures the profits that a company has earned on the capital invested in the business. The portfolio managers believe that companies with higher ROTAs are more attractive investment opportunities than companies with lower ROTAs because a business that has a high ROTA and can maintain that high ROTA over long periods of time most likely has some sort of competitive advantage in the marketplace that gives it an edge over its competition.

ROME, or Return on Market Value of Equity, divides a company’s profits by its current stock price. This “profit yield” is similar in concept to a bond’s “yield.” Like a bond yield, a higher ROME yield generally means that a stock price is lower and cheaper. Similarly, a low ROME yield means the stock price is higher and thus more expensive.

The portfolio managers use these two metrics together to determine if a particular stock is an attractive business (i.e., ROTA) and whether that stock is cheap or expensive (i.e., ROME).

Principal Risks of Investing in the Value Fund.  An investment in the Value Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Value Fund will be successful in meeting its investment objective.  Generally, the Value Fund will be subject to the following additional risks:

•	Market risk – Market risk refers to the risk that the value of securities in the Value Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

•	Equity securities risk – The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. The Value Fund’s investments in equity securities expose it to sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

•	Management style risk – The Value Fund intends to invest in stocks that the Adviser believes are undervalued and the Value Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style. There is no guarantee that the Adviser’s investment techniques and risk analyses, including its reliance on quantitative models, will produce the intended results.

•	Sector risk – Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Value Fund does not intend to concentrate its investments in any particular sector or sectors, the Value Fund may, from time to time, emphasize investments in one or more sectors. If the Value Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

•	New Fund risk – The Value Fund commenced operations in 2016. Accordingly, investors in the Value Fund bear the risk that the Value Fund may not be successful in implementing its investment strategy.

•	Value securities risk – Value stocks are those that appear to be underpriced based upon valuation measures. Investments in value-oriented securities may expose the Value Fund to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

Performance. No performance information is available for the Value Fund because it has not yet completed a full calendar year of operations.  In the future, the Value Fund will disclose performance information in a bar chart and performance table.  Such disclosure will give some indication of the risks of an investment in the Value Fund by comparing the Value Fund’s performance with a broad measure of market performance and by showing changes in the Value Fund’s performance from year to year.

Management.  Cognios Capital, LLC (the "Adviser") is the investment adviser to the Value Fund.

Portfolio Managers.  Jonathan C. Angrist, President and Chief Investment Officer of the Adviser, Brian J. Machtley, Executive Vice President and Chief Operating Officer of the Adviser, and Francisco J. Bido, Head of Quantitative Research of the Adviser, have co-managed the Value Fund since its inception.

Purchase and Sale of Fund Shares.  The Value Fund offers two classes of shares, an Investor Class and an Institutional Class, each of which is offered by this Prospectus. The minimum investment for the Investor Class is $1,000 for each account.  The minimum investment for the Institutional Class is $100,000. Investors generally may meet the minimum investment amount for the Institutional Class by aggregating multiple accounts within the Value Fund if desired. There is no subsequent investment minimum.  The Value Fund may, in the Adviser’s sole discretion, accept accounts with less than the minimum investment.

You can purchase or redeem shares directly from the Value Fund on any business day the New York Stock Exchange is open by calling the Value Fund at 888.553.4233 where you may also obtain more information about purchasing or redeeming shares by mail, facsimile or bank wire. The Value Fund has also authorized certain broker-dealers to accept purchase and redemption orders on its behalf.  Investors who wish to purchase or redeem Value Fund shares through a broker-dealer should contact their broker-dealer directly.

Tax Information.  For U.S. federal income tax purposes, the Value Fund’s distributions are taxable and will be taxed as ordinary income, capital gains or, in some cases, qualified dividend income of individual shareholders subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be subject to U.S. federal income tax at rates applicable to ordinary income upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase shares of the Value Fund through a broker-dealer or other financial intermediary (such as a bank), the Value Fund may pay the intermediary for the sale of Value Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Value Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Purchases through Broker-Dealers and Other Financial Intermediaries.  You may be charged a fee if you effect transactions through a broker or agent. The Value Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Value Fund’s behalf. The Value Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.  Customer orders will be priced at the Value Fund’s NAV next computed after they are received by an authorized broker or the broker’s authorized designee.

SUMMARY OF COGNIOS LARGE CAP GROWTH FUND

Investment Objective.  Cognios Large Cap Growth Fund (the “Growth Fund”) seeks long-term growth of capital.

Fees and Expenses of the Growth Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.

Shareholder Fees (fees paid directly from your investment)

	Investor Class shares	Institutional Class shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class shares	Institutional Class shares
Management Fees	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	1.57%	1.57%
Total Annual Fund Operating Expenses	2.52%	2.27%
Fee Waivers and Expense Reimbursement[1]	1.37%	1.37%
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	1.15%	0.90%

[1]
Cognios Capital, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Growth Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Growth Fund, if necessary, in an amount that limits the Growth Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than 0.90% through at least October 31, 2018. Subject to approval by the Growth Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Growth Fund within the three fiscal years following the year in which such waiver occurred, if the Growth Fund is able to make the payment without exceeding the expense limitation in place at the time of the waiver.  The current contractual agreement cannot be terminated prior to at least one year after the effective date of the Registration Statement without the Board of Trustees’ approval.

Example.  This Example is intended to help you compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The expense example also assumes that your investment has a 5% return each year and the Growth Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until October 31, 2018.  Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Period Invested	1 Year	3 Years
Investor Class shares	$117	$514
Institutional Class shares	$92	$437

Portfolio Turnover.  The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Growth Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Growth Fund’s performance.

Principal Investment Strategy of the Growth Fund.  The Growth Fund’s principal investment objective is long-term growth of capital.  The Growth Fund seeks to achieve its investment objective by purchasing equity securities that the Adviser believes are likely to appreciate.  It generally seeks to purchase equity securities of large capitalization U.S. companies, and may purchase American Depository Receipts (“ADR’s”) of international companies trading on U.S. exchanges, that exhibit accelerating growth in earnings and revenue.  The Growth Fund may invest across different industries and sectors. The Growth Fund will invest at least 80% of its net assets in securities that have a market capitalization at the time of investment comparable to securities held in the Russell 1000® Index.  As of May 27, 2016, the market capitalization range of the Russell 1000 Index was $1.9 billion to $549.7 billion. It may also invest up to 20% in issuers of any size.

The Adviser uses quantitative screens to evaluate liquidity, capitalization, domicile and desired risk attributes to determine an initial universe of large capitalization companies from which the Growth Fund may invest. The Adviser then uses a quantitative process to evaluate the company fundamentals and stocks price trends of the investment candidates. Macroeconomic influences on portfolio candidates are considered before selecting the final securities for purchase in the portfolio.  The Adviser considers whether to sell a particular security when the security receives declining scores from the Adviser’s proprietary model or the security causes the Growth Fund’s portfolio to be exposed to unintended risks.

The periodic reconstitution and rebalancing of the portfolio according to the Growth Fund's quantitative investment strategy may result in significant portfolio turnover. A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Fund's performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

Principal Risks of Investing in the Growth Fund.  An investment in the Growth Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Growth Fund will be successful in meeting its investment objective.  Generally, the Growth Fund will be subject to the following additional risks:

•	Market risk – Market risk refers to the risk that the value of securities in the Growth Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

•	Equity securities risk – The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. The Growth Fund’s investments in equity securities expose it to sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

•	Foreign Securities risk—Foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

•	Management style risk – The Growth Fund intends to invest in growth-oriented stocks and the Growth Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style. There is no guarantee that the Adviser’s investment techniques and risk analyses, including its reliance on quantitative models, will produce the intended results.

•	Sector risk – Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Growth Fund does not intend to concentrate its investments in any particular sector or sectors, the Growth Fund may, from time to time, emphasize investments in one or more sectors. If the Growth Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

•	New Fund risk – The Growth Fund commenced operations in 2016. Accordingly, investors in the Growth Fund bear the risk that the Growth Fund may not be successful in implementing its investment strategy.

•	Portfolio Turnover Risk - When the portfolio managers deem it is appropriate and particularly during periods of volatile market movements, the Growth Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. High portfolio turnover (e.g., an annual rate greater than 100% of the average value of the Growth Fund’s portfolio) involves correspondingly greater expenses to the Growth Fund and may adversely affect Fund performance.

Performance.  No performance information is available for the Growth Fund because it has not yet completed a full calendar year of operations.  In the future, the Growth Fund will disclose performance information in a bar chart and performance table.  Such disclosure will give some indication of the risks of an investment in the Growth Fund by comparing the Growth Fund’s performance with a broad measure of market performance and by showing changes in the Growth Fund’s performance from year to year.

Management.   Cognios Capital, LLC (the “Adviser”) is the investment adviser to the Growth Fund.

Portfolio Manager.  Jonathan C. Angrist, President and Chief Investment Officer of the Adviser, Brian J. Machtley, Executive Vice President and Chief Operating Officer of the Adviser, and Francisco J. Bido, Head of Quantitative Research of the Adviser, have co-managed the Growth Fund since its inception.

Purchase and Sale of Growth Fund Shares.  The Growth Fund offers two classes of shares, an Investor Class and an Institutional Class, each of which is offered by this Prospectus. The minimum investment for the Investor Class is $1,000 for each account.  The minimum investment for the Institutional Class is $100,000. Investors generally may meet the minimum investment amount for the Institutional Class by aggregating multiple accounts within the Growth Fund if desired. There is no subsequent investment minimum.  The Growth Fund may, in the Adviser’s sole discretion, accept accounts with less than the minimum investment.

You can purchase or redeem shares directly from the Growth Fund on any business day the New York Stock Exchange is open by calling the Growth Fund at 888.553.4233 where you may also obtain more information about purchasing or redeeming shares by mail, facsimile or bank wire. The Growth Fund has also authorized certain broker-dealers to accept purchase and redemption orders on its behalf.  Investors who wish to purchase or redeem Growth Fund shares through a broker-dealer should contact their broker-dealer directly.

Tax Information.  For U.S. federal income tax purposes, the Growth Fund’s distributions are taxable and will be taxed as ordinary income, capital gains or, in some cases, qualified dividend income of individual shareholders subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be subject to U.S. federal income tax at rates applicable to ordinary income upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase shares of the Growth Fund through a broker-dealer or other financial intermediary (such as a bank), the Growth Fund may pay the intermediary for the sale of Growth Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Growth Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Purchases through Broker-Dealers and Other Financial Intermediaries.  You may be charged a fee if you effect transactions through a broker or agent. The Growth Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Growth Fund’s behalf.  The Growth Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.  Customer orders will be priced at the Growth Fund’s NAV next computed after they are received by an authorized broker or the broker’s authorized designee.

INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS

The Funds’ Investment Objective and Principal Investment Strategies.  This section of the Prospectus provides additional information about the investment practices and related risks of the Value Fund and the Growth Fund (each, a “Fund” and, collectively, the “Funds”).  Each Fund’s investment objective may be changed without shareholder approval; however, the Funds will provide 60 days’ advance notice to shareholders before implementing a change in the Fund’s investment objective.

Each Fund’s principal investment objective is long-term growth of capital.

Value Fund. The Value Fund’s principal investment objective is long-term growth of capital.  The Value Fund seeks to achieve its investment objective by purchasing equity securities of U.S. companies that the Adviser believes are undervalued and likely to appreciate.  The Value Fund generally seeks to purchase large capitalization U.S. equity common stocks of companies that are constituents of the S&P 500® Index.  It may invest across different industries and sectors. Under normal circumstances, the Value Fund invests at least 80% of its assets in securities of large capitalization companies as defined by the S&P 500 Index.  As of August 31, 2016, the market capitalization range of the S&P 500 Index was $2.5 billion to $581 billion.  It may also invest up to 20% in issuers of any size.

The Adviser selects securities for purchase using its proprietary ROTA/ROME® investment selection and portfolio construction methodology. ROTA/ROME®  focuses on a company's Return on Tangible Assets ("ROTA") and Return on Market Value of Equity ("ROME") in order to identify companies whose per share intrinsic value has diverged significantly from the current market price of its stock.

ROTA, or Return on Tangible Assets, measures the profits that a company has earned on the capital invested in the business. The portfolio managers believe that companies with higher ROTAs are more attractive investment opportunities than companies with lower ROTAs because a business that has a high ROTA and can maintain that high ROTA over long periods of time most likely has some sort of competitive advantage in the marketplace that gives it an edge over its competition.

ROME, or Return on Market Value of Equity, divides a company’s profits by its current stock price. This “profit yield” is similar in concept to a bond’s “yield.” Like a bond yield, a higher ROME yield generally means that a stock price is lower and cheaper. Similarly, a low ROME yield means the stock price is higher and thus more expensive.

The portfolio managers use these two metrics together to determine if a particular stock is an attractive business (i.e., ROTA) and whether that stock is cheap or expensive (i.e., ROME).

Growth Fund.  The Growth Fund’s principal investment objective is long-term growth of capital.  The Growth Fund seeks to achieve its investment objective by purchasing equity securities that the Adviser believes are likely to appreciate.  It generally seeks to purchase equity securities of large capitalization U.S. companies, and may purchase American Depository Receipts (“ADR’s”) of international companies trading on U.S. exchanges, that exhibit accelerating growth in earnings and revenue.  The Growth Fund may invest across different industries and sectors. The Growth Fund will invest at least 80% of its net assets in securities that have a market capitalization at the time of investment comparable to securities held in the Russell 1000® Index. As of May 27, 2016, the market capitalization range of the Russell 1000® Index was $1.9 billion to $549.7 billion. It may also invest up to 20% in issuers of any size.

The Adviser uses quantitative screens to evaluate liquidity, capitalization, domicile and desired risk attributes to determine an initial universe of large capitalization companies from which the Growth Fund may invest. The Adviser then uses a quantitative process to evaluate the company fundamentals and stocks price trends of the investment candidates. Macroeconomic influences on portfolio candidates are considered before selecting the final securities for purchase in the portfolio.  The Adviser considers whether to sell a particular security when the security receives declining scores from the Adviser’s proprietary model or the security causes the Growth Fund’s portfolio to be exposed to unintended risks.

The periodic reconstitution and rebalancing of the portfolio according to the Growth Fund’s quantitative investment strategy may result in significant portfolio turnover. A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Fund’s performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

Temporary Defensive Positions.  Each Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions.  During such an unusual set of circumstances, each Fund may hold up to 100% of its portfolio in cash or cash equivalent positions.  When a Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Cash Position.  The Funds may not always stay fully invested. For example, when the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Funds’ cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund’s investments in cash or similar investments increase, it may not participate in market advance or declines to the same extent that it would if the Fund remained more fully invested. The Fund may also maintain cash positions in order to remain in compliance with certain regulations or margin requirements.

General Information Regarding Investing in the Funds.  An investment in the Funds should not be considered a complete investment program.  Your investment needs will depend largely on your financial resources and individual investment goals and objectives, and you should consult with your financial professional before making an investment in a Fund.

Additional Information Regarding Investment Strategies.  With respect to any percentage restriction on investment or use of assets discussed in the Fund’s “Summary” section above, if such a percentage restriction is adhered to at the time a transaction is effected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction. Any such changes in percentages do not require the sale of a security, but rather the Adviser will consider which action is in the best interest of the Fund and its shareholders, including the sale of the security.

Principal Risks of Investing in the Funds.  All investments carry risks and investments in the Funds is no exception.  No investment strategy is successful all the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Funds.  To help you understand the risks of investing in the Funds, the principal risks of an investment in the Funds are generally set forth below:

Value Fund Risks

Market risk – Market risk refers to the risk that the value of securities in the Value Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Equity securities risk – The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions.  The Value Fund’s investments in equity securities expose it to sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Management style risk – The Value Fund intends to invest in stocks that the Adviser believes are undervalued and the Value Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.  There is no guarantee that the Adviser’s investment techniques and risk analyses, including its reliance on quantitative models, will produce the intended results.

Sector risk – Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Fund does not intend to concentrate its investments in any particular sector or sectors, the Fund may, from time to time, emphasize investments in one or more sectors. If the Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

New Fund risk – The Value Fund commenced operations in 2016.  Accordingly, investors in the Value Fund bear the risk that the Value Fund may not be successful in implementing its investment strategy.

Value securities risk – Value stocks are those that appear to be underpriced based upon valuation measures.  Investments in value-oriented securities may expose the Value Fund to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

Growth Fund Risks

Market risk – Market risk refers to the risk that the value of securities in the Growth Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Equity securities risk – The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions.  The Growth Fund’s investments in equity securities expose it to sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Foreign Securities risk—Foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management style risk – The Growth Fund intends to invest in value-oriented stocks (stocks that the Adviser believes are undervalued), and the Growth Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.  There is no guarantee that the Adviser’s investment techniques and risk analyses, including its reliance on quantitative models, will produce the intended results.

Sector risk – Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Growth Fund does not intend to concentrate its investments in any particular sector or sectors, the Growth Fund may, from time to time, emphasize investments in one or more sectors. If the Growth Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

New Fund risk – The Growth Fund commenced operations in 2016.  Accordingly, investors in the Growth Fund bear the risk that the Growth Fund may not be successful in implementing its investment strategy.

Portfolio Turnover risk - When the portfolio managers deem it is appropriate and particularly during periods of volatile market movements, the Growth Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. High portfolio turnover (e.g., an annual rate greater than 100% of the average value of the Growth Fund’s portfolio) involves correspondingly greater expenses to the Growth Fund and may adversely affect Fund performance.

Other Investments and Risks.  The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please review the SAI for more information about the additional types of securities in which the Funds may invest and their associated risks.

U.S. Government Securities.  The Funds may, from time to time, invest in U.S. Government securities. U.S. Government securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

Cyber Security Risk.  In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each of the Funds may be susceptible to operational, information security and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks or devices that are used to service the Funds’ operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Funds’ website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Funds’ systems.

Cybersecurity failures or breaches by the Funds’ third-party service providers (including, but not limited to, the adviser, distributor, custodian, transfer agent and financial intermediaries) may cause disruptions and impact the service providers’ and the Funds’ business operations, potentially resulting in financial losses, the inability of the Funds’ shareholders to transact business and the Funds to process transactions, inability to calculate the Funds’ net asset values, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs and/or additional compliance costs. Each Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, the Funds or its third-party service providers.

The Funds may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Funds cannot directly control any cyber security plans and systems put in place by third party service providers. Cyber security risks are also present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause the Funds’ investment in such securities to lose value.

Disclosure of Portfolio Holdings.  The Funds’ policies and procedures with respect to the disclosure of the Fund’s portfolio securities are described in the Funds’ Statement of Additional Information and on the Funds’ website at www.cogniosfunds.com.

MANAGEMENT

Investment Adviser.  Cognios Capital, LLC (the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser commenced business operations in March 2008 and is registered with the SEC as an investment adviser. Prior to being registered with the SEC, the Adviser was registered with the State of Kansas as an investment adviser. As of June 30, 2016, the Adviser provided investment advice with respect to over $575 million in assets. The Adviser’s principal address is 11250 Tomahawk Creek Parkway, Leawood, Kansas 66211.

The Adviser has entered into an Investment Advisory Agreement (each, an “Advisory Agreement”) with the Funds under which the Adviser directs the management of the investments for the Funds, subject to the oversight of the Trust’s Board of Trustees (the “Board” or the “Trustees”).  Under the Advisory Agreement, the Adviser is to receive a fee from each Fund calculated at the annual rate of 0.65% and 0.70% of the average daily net assets of the Value Fund and Growth Fund, respectively.

Prior to each Fund’s inception, the Board approved the Advisory Agreement with an original term of two years.  A discussion regarding the basis for the Trustees’ approval of the Advisory Agreement will be available in the Funds’ semiannual report dated December 31 each year.

The Adviser has entered into an Expense Limitation Agreement with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) of each Fund in an amount that limits “Total Annual Fund Operating Expenses” to not more than 0.85% and 0.90% for Value Fund and Growth Fund, respectively, through at least October 31, 2018.

Portfolio Managers. The portfolio managers are primarily responsible for the day-to-day operation of the Funds. The persons listed below have served as the Funds’ portfolio managers since each Fund’s inception.

More information about each of the portfolio manager’s compensation, other accounts managed by the portfolio managers and each of the portfolio manager’s ownership of securities in each of the Funds are included in the SAI.

PORTFOLIO MANAGER	PAST 5 YEARS OF BUSINESS EXPERIENCE
Jonathan C. Angrist (Co-Portfolio Manager)
Mr. Angrist is a co-founder of Cognios Capital, LLC (founded in 2008) and is its President and Chief Investment Officer. Mr. Angrist is also the Chief Investment Officer for Brandmeyer Enterprises, a family office. Prior to this, Mr. Angrist was a Portfolio Manager at Helzberg Angrist Capital, LLC, an investment manager (from 2005 - 2008), a Portfolio Manager for the Buffalo Funds, a mutual fund company (from 2004 - 2005), and a Principal with Harvest Partners, Inc., a private equity and leveraged buyout firm (from 1997 to 2003). Mr. Angrist received an MBA and a B.S. (Summa Cum Laude and Phi Beta Kappa) from Tulane University.

Brian J. Machtley (Co-Portfolio Manager)
Mr. Machtley is a co-founder of Cognios Capital, LLC (founded in 2008) and is its Executive Vice President and Chief Operating Officer. Mr. Machtley is also a Managing Director at Brandmeyer Enterprises, a family office. Prior to this, Mr. Machtley was a Senior Analyst at Helzberg Angrist Capital, LLC, an investment manager (from 2007 - 2008), an Associate Portfolio Manager at the Discovery Group, a hedge fund company (from 2003 - 2007), and an Analyst at Houlihan Lokey, a global investment bank (from 2001 to 2003). Mr. Machtley received his B.S. in Business Administration with majors in Finance and Economics from Drake University.

Francisco J. Bido (Co-Portfolio Manager)
Mr. Bido is Head of Quantitative Research of Cognios Capital, LLC. Prior to this, Mr. Bido was a Senior Quantitative Researcher at American Century, an investment manager (from 2004 - 2013), and a Consultant at Accenture, f/k/a Andersen Consulting, a management consulting and technology services company (from 1998 - 2003). Mr. Bido received his M.S. and M.A. degrees in Applied Mathematics and Economics, respectively, from the University of Arizona, M.S. in Mathematics from New York University’s Courant Institute, and B.S. in Electromechanical Engineering from Pontificia Universidad Catolica Madre y Maestra.

Board of Trustees.  Each Fund is a series of M3Sixty Funds Trust, an open-end management investment company organized as a Delaware statutory trust on May 29, 2015.  The Board supervises the operations of the Funds according to applicable state and federal law, and is responsible for the overall management of the Funds’ business affairs.

PRIOR PERFORMANCE OF SIMILAR ACCOUNTS MANAGED BY THE ADVISER

Prior Performance of Value Fund Similar Accounts.  As a newly registered mutual fund, the Value Fund does not have a full calendar year of performance as a mutual fund.  The prior performance shown below is for the Cognios Tax-Efficient Quantitative Large Cap Value Strategy Composite (the “Value Strategy Composite”), which was created by the Adviser on September 1, 2011. The Value Fund’s investment objectives, policies and strategies are substantially similar to the accounts in the Value Strategy Composite.

The Adviser serves as investment adviser to both the Value Fund and the accounts within the Value Strategy Composite. The Value Fund and the accounts within the Value Strategy Composite also share the same portfolio management team.  The Value Fund will be managed substantially similarly to that of the Value Strategy Composite and has substantially similar investment objectives, policies and strategies. The Value Strategy Composite consists of all accounts that the Adviser manages that are substantially similar to the Value Fund.

The information set forth below illustrates how the performance of the Value Strategy Composite has varied over certain time periods since its inception. The table provides the annual net returns for the specified periods and how they compare to that of the S&P 500® Index and the Russell 1000® Value Index, the Value Fund’s performance benchmarks (the “Value Fund Performance Indices”). The Value Fund Performance Indices are not actively managed and are not available for direct investment. The past performance of the Value Strategy Composite is no guarantee of future results or trends. The returns of the Value Strategy Composite are calculated net (after the deduction) of any management fees payable to the Adviser and other expenses for services not covered by the Adviser’s management fee for the Value Strategy Composite. The Value Fund’s management fee and other Value Fund expenses will similarly reduce your return on an investment in the Value Fund. Given that the fees and expenses of the Value Fund are different from the fees and expenses of the accounts within the Value Strategy Composite, the performance of the Value Strategy Composite may be lower if the fees and expenses of the Value Fund had been applied to the accounts in the Value Strategy Composite.

The performance of the Value Strategy Composite does not represent the historical performance of the Value Fund in this Prospectus and should not be considered indicative of future performance of the Value Fund. Results may differ from the Value Strategy Composite because of, among other things, differences in account expenses including management fees, the size of positions taken in relation to account size, timing of purchase and sales, stability and frequency of cash inflows and outflows and availability of cash for new investments. In addition, not all of the accounts included in the Value Strategy Composite are subject to certain investment limitations, diversification or other restrictions (including, without limitation, certain restrictions on investing in illiquid securities) that are imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”).

Value Strategy Composite Performance as of June 30, 2016

Description	YTD	1 Year	3 Year	Inception[1]
Value Strategy Composite – NET Performance[2]	9.85%	8.54%	13.68%	16.39%
S&P 500® Index[3] (reflects no deductions for fees, expenses or taxes)	3.84%	3.99%	11.66%	14.34%
Russell 1000® Value Index[4] (reflects no deductions for fees, expenses or taxes)	6.30%	2.86%	9.87%	14.06%

[1]	Inception is September 1, 2011, for the Value Strategy Composite.

[2]
The Value Strategy Composite includes all accounts that are invested in long positions of US large cap equities that are constituents of the S&P 500. Accounts in the Value Strategy Composite employ the firm’s proprietary quantitative “ROTA/ROME®” investment strategy as described in the sections of the Prospectus entitled, “Principal Investment Strategy of the Value Fund,” and “Investment Objectives, Strategies, Risks and Portfolio Holdings.”

The Adviser claims compliance with the Global Investment Performance Standards (GIPS®). The Adviser has been independently verified for the periods October 1, 2008 to December 31, 2015 by ACA Performance Services, LLC.  The verification report is available upon request.  Verification assesses whether (1) the firm has complied with all the composite construction requirement of the GIPS standards on a firm-wide basis and (2) the firm’s policies and procedures are designed to calculate and present performance in compliance with the GIPS standards.  Verification does not ensure the accuracy of any specific composite presentation.  For GIPS purposes, the firm is defined as “Cognios Capital, LLC (the “Adviser”), an investment firm registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940.  The Adviser manages assets for private funds, registered funds, and separately managed accounts.” To receive a complete list and description of the Adviser’s composites and/or a presentation that adheres to the GIPS® standards, please call 913-214-5000. Returns are calculated in U.S. dollars. Additional information regarding the Adviser’s policies for calculating and reporting returns is available upon request.

[3]	The S&P 500® Index consists of 500 stocks and is a popular standard for measuring stock market performance among the biggest, most broadly-based companies in the U.S.

[4]
The Russell 1000® Value Index is a market-capitalization weighted index of those firms in the Russell 1000 with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 includes the largest 1000 firms in the Russell 3000, which represents approximately 98% of the investable US equity market.

Prior Performance of Growth Fund Similar Accounts.  As a newly registered mutual fund, the Growth Fund does not have a full calendar year of performance as a mutual fund.  The prior performance shown below is for the Cognios Large Cap Growth Strategy Composite (the “Growth Strategy Composite”), which was created by the Adviser on June 1, 2012.

The Adviser serves as investment adviser to both the Growth Fund and the accounts within the Growth Strategy Composite. The Growth Fund and the accounts within the Growth Strategy Composite also share the same portfolio management team.  The Growth Fund will be managed substantially similarly to that of the Growth Strategy Composite and has substantially similar investment objectives, policies and strategies. The Growth Strategy Composite consists of all accounts that the Adviser manages that are substantially similar to the Growth Fund.

The information set forth below illustrates how the performance of the Growth Strategy Composite has varied over certain time periods since its inception. The table provides the annual net returns for the specified periods and how they compare to that of the Russell 1000® Index and the Russell 1000® Growth Index, the Growth Fund’s performance benchmarks (the “Growth Fund Performance Indices”). The Growth Fund Performance Indices are not actively managed and are not available for direct investment. The past performance of the Growth Strategy Composite is no guarantee of future results or trends. The returns of the Growth Strategy Composite are calculated net (after the deduction) of any management fees payable to the Adviser and other expenses for services not covered by the Adviser’s management fee for the Growth Strategy Composite.  The Growth Fund’s management fee and other Growth Fund expenses will similarly reduce your return on an investment in the Growth Fund.   Given that the fees and expenses of the Growth Fund are different from the fees and expenses of the accounts within the Growth Strategy Composite, the performance of the Growth Strategy Composite may be lower if the fees and expenses of the Growth Fund had been applied to the accounts in the Growth Strategy Composite.

The performance of the Growth Strategy Composite does not represent the historical performance of the Growth Fund in this Prospectus and should not be considered indicative of future performance of the Growth Fund. Results may differ from the Growth Strategy Composite because of, among other things, differences in account expenses including management fees, the size of positions taken in relation to account size, timing of purchase and sales, stability and frequency of cash inflows and outflows and availability of cash for new investments. In addition, not all of the accounts included in the Growth Strategy Composite are subject to certain investment limitations, diversification or other restrictions (including, without limitation, certain restrictions on investing in illiquid securities) that are imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”).

Growth Strategy Composite as of June 30, 2016

Description	YTD	1 Year	3 Year	Inception[1]
Growth Strategy Composite – NET Performance[2]	4.65%	3.97%	17.60%	20.12%
Russell 1000® Index[3] (reflects no deductions for fees, expenses or taxes)	3.74%	2.93%	11.48%	14.59%
Russell 1000 Growth® Index[4] (reflects no deductions for fees, expenses or taxes)	1.36%	3.02%	13.07%	14.50%

[1]	Inception is June 1, 2012, for the Growth Strategy Composite.

[2]
The Growth Strategy Composite includes all long-only accounts that invest in U.S. large capitalization companies that exhibit accelerating growth in earnings and revenues. These accounts seek to outperform the Russell 1000® Total Return Index over time.

The Adviser claims compliance with the Global Investment Performance Standards (GIPS®). The Adviser has been independently verified for the periods October 1, 2008 to December 31, 2015 by ACA Performance Services, LLC.  The verification report is available upon request.  Verification assesses whether (1) the firm has complied with all the composite construction requirement of the GIPS standards on a firm-wide basis and (2) the firm’s policies and procedures are designed to calculate and present performance in compliance with the GIPS standards.  Verification does not ensure the accuracy of any specific composite presentation.  For GIPS purposes, the firm is defined as “Cognios Capital, LLC (the “Adviser”), an investment firm registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940.  The Adviser manages assets for private funds, registered funds, and separately managed accounts.” To receive a complete list and description of the Adviser’s composites and/or a presentation that adheres to the GIPS® standards, please call 913-214-5000. Returns are calculated in U.S. dollars. Additional information regarding the Adviser’s policies for calculating and reporting returns is available upon request.

[3]
The Russell 1000® Index consists of the 1000 largest companies within the Russell 3000 index. The Russell 1000® Index is also known as the Market-Oriented Index, because it represents the group of stocks from which most active money managers choose.

[4]
The Russell 1000® Growth Index is a market-capitalization weighted index of those firms in the Russell 1000 with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 includes the largest 1000 firms in the Russell 3000, which represents approximately 98% of the investable US equity market.

CUSTODIAN, ADMINISTRATOR, DISTRIBUTOR AND TRANSFER AGENT

Custodian.  MUFG Union Bank®, N.A. (the “Custodian”) serves as the custodian of each Fund’s securities.

Fund Administrator and Transfer Agent.  M3Sixty Administration, LLC (the “Administrator”) serves as the Funds’ administrator providing the Funds with administrative, accounting and compliance services.  In addition, the Administrator serves as the transfer agent and dividend-disbursing agent of the Funds. As indicated below under the caption “Investing in the Funds,” the Administrator will handle your orders to purchase and redeem shares of the Funds, and will disburse dividends paid by the Funds.

Distribution of Shares. ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ principal underwriter. The Distributor may sell the Funds’ shares to or through qualified securities dealers or other approved entities.  Each Fund offers two classes of shares, Investor Class shares and Institutional Class shares. Institutional Class shares are available only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Funds.

Distribution and Services (Rule 12b-1) Plan. Each Fund has adopted a separate plan of distribution for its Investor Class shares, pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan allows each Fund to use Investor Class assets to pay fees in connection with the distribution and marketing of Investor Class shares and/or the provision of shareholder services to Investor Class shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Investor Class shares of the Funds as their funding medium and for related expenses.

The Plan permits each Fund to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Investor Class shares. Because these fees are paid out of the Fund’s Investor Class assets on an ongoing basis, over time they will increase the cost of an investment in Investor Class shares, and the Plan fees may cost an investor more than other types of sales charges.

Under the terms of the Plan, each Fund is authorized to make payments to the Distributor for remittance to financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in a Fund’s Investor Class shares.

The Distributor is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Certain Expenses.  In addition to the investment advisory fees, the Funds pay all expenses not assumed by the Adviser, which may include, without limitation, the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

INVESTING IN THE FUNDS

Class of Shares.  The Funds currently offers two classes of shares, an Investor Class and an Institutional Class.  Each share class of the Funds represents an investment in the same portfolio of securities, but each share class has its own expense structures, allowing you to choose the class that best meets your situation.  When you purchase shares of the Fund, you must choose a share class.  Factors you should consider in choosing a class of shares include:

•	how long you expect to own the shares;

•	how much you intend to invest; and

•	total expenses associated with owning shares of each class.

With certain exceptions, the Institutional Class shares are typically offered only to those investors that purchase at least the prescribed minimum amount of the Fund.  Institutional Class shares are offered directly, via the Fund’s transfer agent or through financial intermediaries.  Such intermediaries may seek payment from the Fund or its service providers for the provision of distribution, administrative and/or shareholder retention services. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans and foundations/endowments.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.  If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment. You may transfer between classes of the Fund if you meet the minimum investment requirements for the class into which you would like to transfer. Transfers between classes of the Fund are generally not considered a taxable transaction.

In general, the Funds are available only to U.S. citizens or residents.

Payments to Financial Intermediaries and Other Arrangements.  The Adviser and/or its affiliates may also make payments for distribution and/or shareholder servicing activities from out of their own resources. The Adviser may also make payments for marketing, promotional or related expenses to financial intermediaries. The amount of these payments is determined by the Adviser and may be substantial. These payments are often referred to as “revenue sharing payments.” In some circumstances, such payments may create an incentive for a financial intermediary or its employees or associated persons to recommend or offer shares of the Funds to you, rather than shares of another mutual fund. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Networking, Sub-Accounting and Administrative Fees.  Certain financial intermediaries may contract with the Funds, or their designees, to perform certain networking, recordkeeping, sub-accounting and/or administrative services for shareholders of the Funds. In consideration for providing these services, the financial intermediaries will receive compensation, which is typically paid by the Funds. Any such payment by a Fund to a financial intermediary for networking, recordkeeping, sub-accounting and/or administrative services are in addition to any 12b-1 related services provided to shareholders. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums.

Minimum Initial Investment.  Each Fund’s shares are sold and redeemed at net asset value.  Shares may be purchased by any account managed by the Adviser and any other institutional investor or any broker-dealer authorized to sell shares in the Funds.  The minimum investment for the Investor Class is $1,000 for each account.  The minimum investment for the Institutional Class is $100,000.  Each Fund may, in the Adviser’s sole discretion, accept accounts with less than the minimum investment. Additionally, the minimum initial investment requirement may be waived or reduced for wrap programs and certain qualified retirement plans (excluding IRAs) sponsored by financial service firms that have entered into appropriate arrangements with the Funds, or otherwise by the Adviser in its sole discretion.

Pricing of Shares.  The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is received in good form.  An order is considered to be in good form if it includes a complete application and payment in full of the purchase amount.  A share class’ net asset value is calculated by dividing the value of a share class’ total assets, less liabilities (including shares class expenses, which are accrued daily), by the total number of outstanding shares of each share class.  The net asset value per share class is normally determined at the time regular trading closes on the NYSE, currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier.  The Funds do not calculate share class’ net asset value on business holidays when the NYSE is closed.

The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Trustees. In determining the value of a Fund’s total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  Each Fund normally uses pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using a Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted; (iv) the security is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange.

Pursuant to policies adopted by the Trustees, the Adviser is responsible for notifying the Board of Trustees (or the Trust’s Fair Value Committee (“Fair Value Committee”)) when it believes that fair value pricing is required for a particular security.  Each Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing.  A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold.  If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures.  The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.  The Trustees monitor and evaluate each Fund’s use of fair value pricing.

Other Matters.  Purchases and redemptions of shares by the same shareholder on the same day will be netted for each Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.  Each Fund may suspend redemption, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the Securities and Exchange Commission (“SEC”) or if the SEC declares that an emergency exists.  Redemptions may also be suspended during other periods permitted by the SEC for the protection of a Fund’s shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement.  Also, if the Trustees determine that it would be detrimental to the best interest of a Fund’s remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

PURCHASING SHARES

Opening a New Account.  To open an account with a Fund, take the following steps:

1.           Complete an Account Application.  Be sure to indicate the type of account you wish to open, the amount of money you wish to invest, and which class of shares you wish to purchase. If you do not indicate which class you wish to purchase, your purchase will be invested in Investor Class shares.  The application must contain your name, date of birth, address, and Social Security Number (“SSN”) or Taxpayer Identification Number (“TIN”).  If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN.  Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

2.           Write a check or prepare a money order from a U.S. financial institution and payable in U.S. dollars.  For regular mail orders, mail your completed application along with your check or money order made payable to the applicable Fund:

Cognios Funds
c/o M3Sixty Administration, LLC
4520 Main St., Suite 1425
Kansas City, MO 64111

If checks are returned due to insufficient funds or other reasons, the purchase order will not be accepted.  A Fund will charge the prospective investor a $20 fee for cancelled checks and may redeem Shares of the Fund already owned by the prospective investor or another identically registered account for such fee.  The prospective investor will also be responsible for any losses or expenses incurred by the Fund or the Administrator in connection with any cancelled check.

Bank Wire Purchases.  Purchases may also be made through bank wire orders.  To establish a new account or add to an existing account by wire, please call 888.553.4233 for instructions.

Additional Investments. You may add to your account by mail or wire at any time by purchasing shares at the then current public offering price.  There is no subsequent investment minimum.  Before adding funds by bank wire, please call the Funds at 888.553.4233 and follow the above directions for bank wire purchases.  Please note that in most circumstances, there will be a bank charge for wire purchases.  Mail orders should include, if possible, the “Invest by Mail” stub that is attached to your confirmation statement.  Otherwise, please identify your account in a letter accompanying your purchase payment. A Fund may, at the Adviser’s sole discretion, accept additional investments for less than the minimum additional investment.

Automatic Investment Plan.  Shareholders who have met a Fund’s minimum investment criteria may participate in the Funds’ automatic investment plans.  The automatic investment plan enables shareholders to make regular monthly or quarterly investments in Investor Class shares or Institutional Class shares through automatic charges to shareholders’ checking account.  With shareholder authorization and bank approval, a Fund will automatically charge the shareholder’s checking account for the amount specified, which will automatically be invested in the type of shares that the shareholder holds in his or her account (Investor Class shares or Institutional Class shares), at the public offering price.  The shareholder may change the amount of the investment or discontinue the plan at any time by notifying the Fund in writing.

Important Information about Procedures for Opening a New Account.  Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Funds are required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account.  Consequently, when an investor opens an account, the Fund will ask for, among other things, the investor’s name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor.  The Funds may also ask to see the investor’s driver’s license or other identifying documents.  An investor’s account application will not be considered “complete” and, therefore, an account will not be opened and the investor’s money will not be invested until the Fund receives this required information.  In addition, if after opening the investor’s account, the Fund is unable to verify the investor’s identity after reasonable efforts, as determined by a Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor’s identity is verified; and (ii) close the investor’s account without notice and return the investor’s redemption proceeds to the investor.  If a Fund closes an investor’s account because the Fund was unable to verify the investor’s identity, the Fund will value the account in accordance with the Fund’s next net asset value calculated after the investor’s account is closed.  In that case, the investor’s redemption proceeds may be worth more or less than the investor’s original investment.  The Funds will not be responsible for any losses incurred due to the Fund’s inability to verify the identity of any investor opening an account.

Other Information. In connection with all purchases of Fund shares, we observe the following policies and procedures:

•	We price direct purchases based on the next public offering price (net asset value) computed after your order is received. Direct purchase orders received by The Administrator as the Funds’ transfer agent by the close of the regular session of the NYSE (generally 4:00 p.m., Eastern time) are confirmed at that day’s public offering price. Purchase orders received by dealers prior to the close of the regular session of the NYSE on any business day and transmitted to The Administrator on that day are confirmed at the public offering price determined as of the close of the regular session of trading on the NYSE on that day.
•	We do not accept third party checks for any investments.
•	We may open accounts for less than the minimum investment or change minimum investment requirements at any time.
•	We may refuse to accept any purchase request for any reason or no reason.
•	We mail you confirmations of all your purchases or redemptions of Fund shares.
•	Certificates representing shares are not issued.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agent. Therefore, deposit in the mail or with such services, or receipt at the Cognios Fund’s post office box, of purchase orders or redemption requests does not constitute receipt by the Fund.

Share Classes.  Each Fund offers two classes of shares (Investor Class shares and Institutional Class shares).  Investor Class shares are available for purchase by all investors.  Institutional Class shares are available only to institutional investors and certain broker dealers and financial institutions that have entered into appropriate arrangements with the Funds.  Each class represents interests in the same portfolio of investments and has the same rights, but the classes differ with respect to ongoing expenses.  The decision as to which share class is more beneficial to you generally depends on your purchase amount, the length of time you expect to hold your investment and total operating expenses associated with each class.

Investor Class shares and Institutional Class shares of the Funds are sold at net asset value without an initial sales charge so that the full amount of your purchase payment may be immediately invested in a Fund.  Investor Class shares are subject to an annual 12b-1 fee of up to 0.25% of a Fund’s average daily net assets allocable to Investor Class shares.  Institutional Class shares are available for investment only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with a Fund. These arrangements are generally limited to discretionary managed, asset allocation, eligible retirement plan or wrap products offered by broker-dealers and financial institutions. Shareholders participating in these programs may be charged fees by their broker-dealer or financial institution.

Verification of Shareholder Transaction Statements.  You must contact the Funds in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. A Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

Non-Receipt of Purchase Wire/Insufficient Funds Policy.  The Funds reserve the right to cancel a purchase if the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. A Fund may charge a fee for insufficient funds and you may be responsible for any fees imposed by your bank and any losses that the Fund may incur as a result of the canceled purchase.

EXCHANGING SHARES

Shares of any class of the Funds generally may be exchanged for shares of the same class of any other Fund within the Trust managed by the Adviser. You may make exchanges only between identically registered accounts (name(s), address, and TIN).

If an exchange results in opening a new account, you are subject to the applicable minimum investment requirement. All exchanges also are subject to the eligibility requirements of the Funds into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. A Fund may also discontinue or modify the exchange privilege on a prospective basis at any time upon notice to shareholders in accordance with applicable law. For federal income tax purposes, an exchange of Fund shares for shares of another Fund is treated as a sale on which gain or loss may be recognized.

If a shareholder no longer meets the eligibility requirements for the shareholder’s current share class, the Funds may, upon notice to the shareholder, convert the shareholder into a share class of the same Fund for which the shareholder is eligible.

Through Your Broker or other Financial Professional
Call your broker or other financial professional. Your broker or other financial professional can assist you in all the steps necessary to exchange shares. Your broker or financial professional may charge you for its services.

By Mail
Write a letter to request an exchange specifying the name of the fund from which you are exchanging, the registered account name(s) and address, the account number, the dollar amount or number of shares to be exchanged and the fund into which you are exchanging.

The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

Mail your request to:

Cognios Funds
c/o M3Sixty Administration, LLC
4520 Main St., Suite 1425
Kansas City, MO 64111

By Telephone
If you have authorized this service, you may exchange by telephone by calling 888.553.4233.

If you make a telephone exchange request, you must furnish the name of the fund from which you are exchanging, the name and address of record of the registered owner, the account number and TIN, the dollar amount or number of shares to be exchanged, the fund into which you are exchanging, and the name of the person making the request.”

REDEEMING SHARES

Regular Mail Redemptions.  Regular mail redemption requests should identify the name of the applicable Fund(s) and be addressed to:

Cognios Funds
c/o M3Sixty Administration, LLC
4520 Main St., Suite 1425
Kansas City, MO 64111

Regular mail redemption requests should include the following:

(1)              Your letter of instruction specifying the Fund, account number and number of shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

(2)               Any required signature guarantees (see “Medallion Signature Guarantees” below); and

(3)              Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, pension or profit sharing plans, and other entities.

Your redemption proceeds normally will be sent to you within seven days after receipt of your redemption request.  However, a Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored.  Such delay (which may take up to 10 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer.  In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions.  Unless you specifically decline the telephone transaction privileges on your account application, you may redeem shares of a Fund by calling 888.553.4233. The Funds may rely upon confirmation of redemption requests transmitted via facsimile (Fax# (816) 817-3267).  The confirmation instructions must include the following:

(1)	Name of Fund;
(2)	Shareholder name(s) and account number;
(3)	Number of shares or dollar amount to be redeemed;
(4)	Instructions for transmittal of redemption funds to the shareholder; and
(5)	Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum).  A Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Fund’s custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire.  If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Funds. Telephone redemption privileges authorize a Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. A Fund will not be liable for any losses due to fraudulent or unauthorized instructions nor for following telephone instructions provided that the Fund follows reasonable procedures to ensure instructions are genuine.

Minimum Account Size.  Due to the relatively high cost of maintaining small accounts, the Funds reserve the right to liquidate a shareholder’s account if, as a result of redemptions or transfers (but not required IRA distributions), the account’s balance falls below the minimum initial investment required for your type of account (see “Minimum Initial Investment” above).  A Fund will notify you if your account falls below the required minimum.  If your account is not increased to the required level after a thirty (30) day cure period then the Fund may, at its discretion, liquidate the account.

Redemptions In Kind.  The Funds do not intend, under normal circumstances, to redeem shares by payment in kind. However, the Funds reserve the right to meet redemption requests by payment in kind where it believes it is in the best interest of the Funds and the remaining shareholders.  In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of a Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing a Fund’s net asset value per share.  Shareholders receiving them would incur brokerage costs when these securities are sold.

Medallion Signature Guarantees.  To protect your account and the Funds from fraud, Medallion Signature Guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account.  Medallion Signature Guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000.  Medallion Signature Guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Redemption Fees.  The Funds will redeem your shares at the net asset value next determined after your redemption request is received in proper form. There is no redemption fee charged by the Fund. However, if a shareholder uses the services of a broker-dealer for the redemption, there may be a charge by the broker-dealer to the shareholder for such services. The Funds reserves the right to impose or change redemption fees. If redemption fees are imposed in the future, the Funds reserve the right to waive such redemption fees.

Note: The Funds have the right to suspend or postpone redemptions of shares for any period (i) during which the NYSE or exchange is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE or exchange is restricted; or (iii) during which (as determined by the SEC or other regulatory authority by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC or other regulatory authority.

ADDITIONAL INFORMATION ABOUT PURCHASES AND REDEMPTIONS

Purchases and Redemptions through Securities Firms.  The Funds have authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Funds.  In addition, orders will be deemed to have been received by the Funds when an authorized broker, or broker-authorized designee, accepts the purchase order or receives the redemption order.  Orders will be priced at the next calculation of a Fund’s net asset value after the authorized broker or broker-authorized designee receives the orders. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.  A Fund is not responsible for ensuring that a broker carries out its obligations. You should look to the broker through whom you wish to invest for specific instructions on how to purchase or redeem shares of a Fund.

Telephone Purchases by Securities Firms.  Brokerage firms that are Financial Industry Regulatory Authority, Inc. (“FINRA”) members may telephone the Administrator at 888.553.4233 and buy shares for investors who have investments in a Fund through the brokerage firm’s account with the Fund.  By electing telephone purchase privileges, FINRA member firms, on behalf of themselves and their clients, agree that neither the Fund nor the Administrator shall be liable for following telephone instructions reasonably believed to be genuine.  To be sure telephone instructions are genuine, the Funds and their agents send written confirmations of transactions to the broker that initiated the telephone purchase.  As a result of these and other policies, the FINRA member firms may bear the risk of any loss in the event of such a transaction.  However, if the Administrator fails to follow these established procedures, it may be liable.  A Fund may modify or terminate these telephone privileges at any time.

Disruptive Trading and Market Timing.  The Funds are not intended for or suitable for market timers, and market timers are discouraged from becoming investors.  The ability of new shareholders to establish an account, or for existing shareholders to add to their accounts is subject to modification or limitation if a Fund determines, in its sole opinion, that the shareholder or potential shareholder has engaged in frequent purchases or redemptions that may be indicative of market timing or otherwise disruptive trading (“Disruptive Trading”) which can have harmful effects for other shareholders.  These risks and harmful effects include:

•	an adverse effect on portfolio management, as determined by the Adviser in its sole discretion, such as causing the Fund to maintain a higher level of cash than would otherwise be the case, or causing the Fund to liquidate investments prematurely; and

•	reducing returns to long-term shareholders through increased brokerage and administrative expenses.

You should note that, if a Fund invests primarily in securities of foreign companies that are traded on U.S. exchanges, the Fund may be more susceptible to market timing than mutual funds investing primarily in U.S. companies.

In an effort to protect shareholders from Disruptive Trading, the Board of Trustees has approved certain market timing policies and procedures. Under these market timing policies and procedures, the Funds may monitor trading activity by shareholders and take specific steps to prevent Disruptive Trading.  In general, a Fund considers frequent roundtrip transactions in a shareholder account to constitute Disruptive Trading. A “roundtrip transaction” is one where a shareholder buys and then sells, or sells and then buys, shares within 30 days.  While there is no specific limit on roundtrip transactions, a Fund reserves the right to (i) refuse any purchase order; and/or (ii) restrict or terminate purchase privileges for shareholders or former shareholders, particularly in cases where a Fund determines that the shareholder or potential shareholder has engaged in more than one roundtrip transaction in the Fund within any rolling 30-day period.

In determining the frequency of roundtrip transactions, a Fund does not include purchases pursuant to dollar cost averaging or other similar programs, and a Fund will not count systematic withdrawals and/or automatic purchases, mandatory retirement distributions, and transactions initiated by a plan sponsor.  A Fund will calculate roundtrip transactions at the shareholder level, and may contact a shareholder to request an explanation of any activity that the Fund suspects as Disruptive Trading.

Notwithstanding the foregoing, the Fund may also take action if a shareholder’s trading activity (evaluated based on roundtrip trading or otherwise) is deemed Disruptive Trading by the Fund, even if applicable shares are held longer than 30 days.  In addition, the Fund may, without prior notice, take whatever action it deems appropriate to comply with or take advantage of any state or federal regulatory requirement.  The Fund cannot guarantee that its policies and procedures regarding market timing will be effective in detecting and deterring all Disruptive Trading.

OTHER IMPORTANT INFORMATION

Distributions.  Each Fund distributes its net investment income and net realized long and short-term capital gains to its shareholders at least annually, usually in December.  Absent instructions to pay distributions in cash, distributions will be reinvested automatically in additional shares (or fractions thereof) of a Fund.

Federal Taxes

Summary. The following information is a general summary of U.S. federal income tax consequences of investments in the Funds for U.S. person only, which include (i) U.S. citizens or residents, (ii) corporations organized in the United States or under the law of the United States or any state, (iii) an estate whose income is subject to U.S. federal income taxation of its source; or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996. If an entity treated as a partnership for U.S. federal income tax purposes is a beneficial owner of Fund shares, the tax partner in the partnership will generally depend upon the status of the partner and the activities of the partnership.  You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences regarding treatment of your investment in the Funds.

This discussion is based on the assumption that the Fund will qualify under Subchapter M of the Code as a regulated investment company. The Funds expect to distribute substantially all of its ordinary income and net capital gain (in excess of any capital loss carryovers) to its shareholders every year. In turn, shareholders will be taxed on distributions they receive, unless the shares are held by certain types of tax-exempt organizations or through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), in which event amounts withdrawn from those accounts may be subject to federal income tax at rates that apply to ordinary income.

A shareholder subject to U.S. federal income tax will be subject to tax on Fund income dividends and capital gain distributions whether they are paid in cash or reinvested in additional Fund shares. For Federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains. Such dividends and distributions also may be subject to state or local taxes.

Income Dividends and Capital Gains. Fund income dividends (e.g., distributions of investment income) are generally taxable to shareholders as ordinary income. Some distributions received from the Fund by an individual shareholder may qualify as qualified dividend income subject to federal income tax at maximum federal rates applicable to long-term capital gains.  Federal taxes on Fund distributions of capital gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned the shares.

Distributions of gains from investments that the Funds owned for more than one year generally will be taxable to shareholders as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less are short-term capital gains and generally will be taxable as ordinary income.  The Fund may be subject to foreign taxes or foreign tax withholding on dividends, interest and certain capital gains earned from its foreign security investments. You may qualify for an offsetting tax credit or tax deduction under U.S. tax laws for any amount designated as your portion of the Fund’s foreign tax obligations, provided that you meet certain requirements. See your tax adviser for further information.

Fund dividends and distributions are taxable to a shareholder even if they are paid from income or gains earned by the Fund prior to the shareholder’s investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of the Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution. While in effect a return of capital to you, the distribution is still taxable even though you did not participate in these gains. You can avoid this, if you choose, by investing soon after the Fund has made a distribution.

Gain or Loss from the Sale or Redemption of Fund Shares. Shareholders of the Funds will recognize taxable gain or loss on a sale, exchange or redemption of shares of the Fund, based on the difference between the shareholder’s adjusted tax basis in the shares disposed of and the amount received for them. Generally, this gain or loss will be long-term if the shareholder’s holding period for the shares disposed of exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Any loss realized on a disposition of shares of the Fund may be disallowed under “wash sale” rules to the extent that the shares disposed of are replaced with other substantially identical shares of the Fund or other substantially identical security within a period of 61 days beginning 30 days before the shares are disposed of, such as pursuant to a dividend reinvestment. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

Cost Basis Reporting. The Fund (or its administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders (other than shareholders who hold their shares through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account) the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after such date. If a shareholder does not make a timely election among the available IRS-accepted cost basis methods, the Fund will use a default cost basis method for the shareholder. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situations.

Non-U.S. Persons. Non-U.S. persons that are considering the purchase of Fund shares should consult with their own tax advisers regarding the U.S. federal, foreign, state and local tax consequences of the purchase, ownership and disposition of the shares.

Annual Notifications. Each year, the Fund will notify shareholders of the tax status of dividends and distributions. For more information, see the SAI under “TAXES.”

FINANCIAL HIGHLIGHTS

Because the Funds recently commenced operations, there are no financial highlights available at this time.

FOR MORE INFORMATION

Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders, when issued.  In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.  The Funds send only one report to a household if more than one account has the same address.  Contact the Administrator if you do not want this policy to apply to you.

A SAI about the Fund has been filed with the Securities and Exchange Commission. The SAI (which is incorporated in its entirety by reference in this Prospectus) contains additional information about the Funds.

To request a free copy of the SAI, the Funds’ annual and semi-annual reports and other information about the Funds, or to make inquiries about the Funds, write the Funds at Cognios Funds, c/o M3Sixty Administration, LLC, 4520 Main St., Suite 1425, Kansas City, MO 64111 or call the Funds at 888.553.4233.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s public reference room in Washington, D.C.  Information about the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number:  811-23089